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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nuveen Investment Solutions, Inc.
Address:  333 W. Wacker Dr.
          Chicago, IL 60606

13F File Number:  028-13469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mary E. Keefe
Title:    Vice President and Chief Compliance Officer
Phone:    312-917-7700

Signature, Place, and Date of Signing:

/s/ Mary E. Keefe                   Chicago,                  March 20, 2012
-------------------------    ----------------------        --------------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           2

Form 13F Information Table Value Total:     $ 1,777
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File #            Name

1        028-11405                  NUVEEN INVESTMENTS, INC.

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
                                         -TITLE                                                            -----VOTING AUTHORITY----
                                           OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT            -------------------------
  NAME OF ISSUER                         CLASS- --CUSIP--    X$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-  SOLE   SHARED    NONE
  -------------------------------------- ------ --------- ------------ ------- --- ---- ------- ---------- ------- ------ ----------
D ISHARES S&P GSCI COMMODITY I FUND      com    46428R107 $   1,559.62   47290 sh       sole                 47290
D POWERSHARES DB COMMODITY INDEX         com    73935S105 $     217.40    8100 sh       sole                  8100
                                                          $   1,777.03